Cover Page	Nov. 06, 2019
Cover page.
Entity Central Index Key	0000945394
Title of 12(b) Security	Common Shares of Beneficial Interest
Entity File Number	1-11527
Document Type	8-K/A
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	SERVICE PROPERTIES TRUST
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	964-8389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	04-3262075
Trading Symbol	SVC
Security Exchange Name	NASDAQ
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	We are filing this Current Report on Form 8-K/A, or this Amendment, to amend and supplement (i) the Current Report on Form 8-K dated June 2, 2019, or the June Current Report, and (ii) the Current Report on Form 8-K dated September 20, 2019, or the September Current Report.